GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Goodwill)	6 Months Ended
Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill at beginning	$ 0
Impairment of goodwill pertaining to Optilan	0
Goodwill at ending	$ 0